Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net loss	$ 659,110	$ 507,109
Accumulated losses	4,904,526		$ 4,261,240
Stockholders' deficit	2,996,565	2,341,847	$ 3,055,690	$ 1,863,522
Net cash used in operating activities	$ 442,923	$ 71,745
Property, plant and equipment, estimated useful lives	5 years
Reportable segments description	the Company has five reportable segments based on business unit, Satellite Earth Observation, Satellite Ground Station Turnkey Services, Research & Development Center, Startup In Development and Holding Company, and two reportable segments based on country, Malaysia and Non-Malaysia.